CAPITAL STOCK (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	The holders of common stock are entitled to one vote for each share held.
Common stock, shares authorized	5,000,000,000	5,000,000,000
Undesignated preferred stock, shares authorized	40,000,000	40,000,000
Preferred Stock, Voting Rights	Each share of Class A Preferred Stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.
Preferred Stock, Conversion Basis	Each share of our Class A Preferred Stock is convertible into common stock on a one-for-25 basis at the option of the holder.
Liquidation, amount per share	$ 1.00
Class A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000
Number of preferred stock shares held by CEO	31,230,000
Preferred stock, shares outstanding	56,635,000	56,635,000